Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2021
Financial Assets and Liabilities
Financial Assets and Liabilities

Note 15. Financial Assets and Liabilities

	At December 31, 2019
			Financial
	Book value		assets
	on the	Financial	carried at	Liabilities
	statement	assets carried	fair value	carried at
	of financial	at amortized	through	amortized
(in thousands of euros)	position	cost	profit or loss	cost	Fair value
Financial assets
Long‑term deposit accounts	792	792	—	—	792
Long-term security deposits	8	8	—	—	8
Accrued income	2,000	2,000			2,000
Trade receivables	4	4	—	—	4
Other receivables	900	—	—	—	900
Cash and cash equivalents	35,840	35,840	—	—	35,840
Total assets	39,545	39,545	—	—	39,545
Financial liabilities
Long‑term debt	2	—	—	2	2
Short‑term debt	113	—	—	113	113
Trade payables	7,491	—	—	7,491	7,491
Other miscellaneous payables	1,988	—	—	1,988	1,988
Total liabilities	9,594	—	—	9,594	9,594

	At December 31, 2020
			Financial
	Book value		assets
	on the	Financial	carried at	Liabilities
	statement	assets carried	fair value	carried at
	of financial	at amortized	through	amortized
(in thousands of euros)	position	cost	profit or loss	cost	Fair value
Financial assets			—	—
Long-term deposit accounts	1,698	1,698	—	—	1,698
Long-term security deposits	8	8	—	—	8
Accrued income	2,000	2,000	—	—	2,000
Short-term deposit accounts	7,336	7,336	—	—	7,336
Trade receivables	48	48	—	—	48
Other receivables	1,849	1,849	—	—	1,849
Foreign currency forwards	1,791	—	1,791	—	1,791
Cash and cash equivalents	105,687	105,687	—	—	105,687
Total assets	120,417	118,626	1,791	—	120,417
Financial liabilities
Long-term debt	10,037	—	—	10,037	10,037
Short-term debt	18	—	—	18	18
Trade payables	6,923	—	—	6,923	6,923
Other miscellaneous payables	3,198	—	—	3,198	3,198
Total liabilities	20,177	—	—	20,177	20,177

	At December 31, 2021
			Financial
	Book value		assets
	on the	Financial	carried at	Liabilities
	statement	assets carried	fair value	carried at
	of financial	at amortized	through	amortized
(in thousands of euros)	position	cost	profit or loss	cost	Fair value
Financial assets
Long‑term deposit accounts	1,745	1,745	—	—	1,745
Long-term security deposit	8	8	—	—	8
Advances to suppliers - non-current	689	689	—	—	689
Accrued income	92	92	—	—	92
Short‑term deposit accounts	8,829	—	8,829	—	8,829
Trade receivables	4,000	4,000	—	—	4,000
Other receivables	1,055	1,055	—	—	1,055
Cash and cash equivalents	86,553	86,553	—	—	86,553
Total assets	102,972	94,143	8,829	—	102,972
Financial liabilities
Long‑term debt	8,837	—	—	8,837	8,837
Short‑term debt	1,282	—	—	1,282	1,282
Trade payables	14,602	—	—	14,602	14,602
Other miscellaneous payables	2,979	—	—	2,979	2,979
Total liabilities	27,701	—	—	27,701	27,701